CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 3,922,000	$ 5,443,000	$ 4,202,000
Charged to costs and expenses	76,000	166,000	1,276,000
Amounts written off during the year	(1,012,000)	(1,687,000)	(35,000)
Balance at December 31	$ 2,986,000	$ 3,922,000	$ 5,443,000